First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments
January 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 97.3%
	Aerospace & Defense — 1.1%
41,124	Howmet Aerospace, Inc.	$8,557,082
14,647	Northrop Grumman Corp.	10,139,532
32,415	Textron, Inc.	2,854,465
10,036	Woodward, Inc.	3,189,842
		24,740,921
	Air Freight & Logistics — 0.2%
25,540	Expeditors International of Washington, Inc.	4,100,192
	Automobile Components — 0.1%
54,153	BorgWarner, Inc.	2,567,394
	Automobiles — 2.0%
99,905	Tesla, Inc. (a) (b)	43,000,111
	Banks — 2.6%
158,225	Bank of America Corp.	8,417,570
80,717	Citigroup, Inc.	9,339,764
80,579	JPMorgan Chase & Co. (b)	24,648,310
200,310	U.S. Bancorp	11,239,394
48,313	Wells Fargo & Co.	4,371,844
		58,016,882
	Beverages — 1.0%
114,017	Monster Beverage Corp. (a)	9,208,013
84,532	PepsiCo, Inc.	12,986,651
		22,194,664
	Biotechnology — 1.5%
56,836	AbbVie, Inc.	12,674,997
103,415	Gilead Sciences, Inc.	14,679,759
43,288	Incyte Corp. (a)	4,331,830
4,404	United Therapeutics Corp. (a)	2,067,634
		33,754,220
	Broadline Retail — 4.0%
345,471	Amazon.com, Inc. (a) (b)	82,671,210
57,843	eBay, Inc.	5,276,439
		87,947,649
	Building Products — 0.7%
57,425	Masco Corp.	3,795,218
29,612	Trane Technologies PLC	12,454,215
		16,249,433
	Capital Markets — 4.8%
13,636	Ameriprise Financial, Inc.	7,188,763
134,007	Charles Schwab (The) Corp.	13,926,008
14,229	FactSet Research Systems, Inc.	3,619,289
105,781	Franklin Resources, Inc.	2,815,890
21,194	Goldman Sachs Group (The), Inc.	19,825,080
75,235	Intercontinental Exchange, Inc.	13,074,338
84,386	Morgan Stanley	15,425,761
10,411	MSCI, Inc.	6,342,589
29,047	Raymond James Financial, Inc.	4,817,735
18,748	Robinhood Markets, Inc., Class A (a)	1,865,051

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
25,856	S&P Global, Inc.	$13,646,538
25,337	State Street Corp.	3,315,600
		105,862,642
	Chemicals — 1.7%
96,850	Corteva, Inc.	7,050,680
31,765	Ecolab, Inc.	8,957,412
31,706	Linde PLC	14,488,691
18,616	Sherwin-Williams (The) Co.	6,601,978
		37,098,761
	Commercial Services & Supplies — 0.8%
29,516	Cintas Corp.	5,649,067
28,306	Republic Services, Inc.	6,088,338
47,941	Rollins, Inc.	3,036,583
25,337	Veralto Corp.	2,507,856
		17,281,844
	Communications Equipment — 0.9%
42,550	Arista Networks, Inc. (a)	6,031,037
64,402	Cisco Systems, Inc.	5,043,965
21,733	F5, Inc. (a)	5,989,832
5,133	Ubiquiti, Inc.	2,830,439
		19,895,273
	Construction & Engineering — 0.4%
3,437	Comfort Systems USA, Inc.	3,925,398
5,261	EMCOR Group, Inc.	3,791,760
		7,717,158
	Construction Materials — 0.4%
63,143	CRH PLC	7,729,335
	Consumer Finance — 1.0%
43,357	American Express Co.	15,269,035
13,636	Capital One Financial Corp.	2,985,329
38,154	Synchrony Financial	2,771,125
		21,025,489
	Consumer Staples Distribution & Retail — 2.5%
23,823	Costco Wholesale Corp. (b)	22,399,576
28,464	Sysco Corp.	2,386,706
25,052	Target Corp.	2,642,234
235,320	Walmart, Inc. (b)	28,036,025
		55,464,541
	Containers & Packaging — 0.3%
12,247	Avery Dennison Corp.	2,271,941
32,928	Crown Holdings, Inc.	3,446,903
		5,718,844
	Distributors — 0.3%
16,332	Genuine Parts Co.	2,269,985
14,387	Pool Corp.	3,655,593
		5,925,578
	Diversified Telecommunication Services — 1.5%
465,141	AT&T, Inc.	12,191,346

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Telecommunication Services (Continued)
200,726	Comcast Corp., Class A	$5,971,598
311,386	Verizon Communications, Inc.	13,862,905
		32,025,849
	Electric Utilities — 1.0%
9,460	Constellation Energy Corp.	2,655,233
17,601	Duke Energy Corp.	2,135,881
70,977	Eversource Energy	4,906,640
99,965	FirstEnergy Corp.	4,732,343
35,414	NRG Energy, Inc.	5,405,239
23,783	Southern (The) Co.	2,124,060
		21,959,396
	Electrical Equipment — 1.0%
5,995	Acuity, Inc.	1,853,894
28,812	AMETEK, Inc.	6,453,312
6,430	GE Vernova, Inc.	4,670,559
36,503	nVent Electric PLC	4,097,827
14,561	Regal Rexnord Corp.	2,351,601
13,778	Vertiv Holdings Co., Class A	2,565,188
		21,992,381
	Electronic Equipment, Instruments & Components — 1.2%
128,275	Amphenol Corp., Class A	18,481,862
39,800	TTM Technologies, Inc. (a)	3,908,360
16,548	Zebra Technologies Corp., Class A (a)	3,888,449
		26,278,671
	Energy Equipment & Services — 0.4%
103,218	Baker Hughes Co.	5,784,337
50,655	TechnipFMC PLC	2,822,496
		8,606,833
	Entertainment — 1.3%
200,638	Netflix, Inc. (a)	16,751,267
106,950	Walt Disney (The) Co.	12,063,960
		28,815,227
	Financial Services — 2.6%
51,977	Berkshire Hathaway, Inc., Class B (a) (b)	24,976,508
20,033	Jack Henry & Associates, Inc.	3,590,114
23,654	Mastercard, Inc., Class A	12,744,538
48,913	Visa, Inc., Class A	15,741,671
		57,052,831
	Food Products — 0.1%
25,913	Cal-Maine Foods, Inc.	2,164,513
	Ground Transportation — 0.7%
273,616	CSX Corp.	10,331,740
64,940	Uber Technologies, Inc. (a)	5,198,447
		15,530,187
	Health Care Equipment & Supplies — 0.7%
8,557	IDEXX Laboratories, Inc. (a)	5,737,126

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
11,200	Insulet Corp. (a)	$2,865,072
23,043	ResMed, Inc.	5,952,238
		14,554,436
	Health Care Providers & Services — 2.5%
26,538	Cencora, Inc.	9,532,980
70,701	Centene Corp. (a)	3,062,767
91,961	CVS Health Corp.	6,852,934
18,648	Encompass Health Corp.	1,762,795
19,910	HCA Healthcare, Inc.	9,721,456
16,397	Labcorp Holdings, Inc.	4,452,113
11,737	McKesson Corp.	9,755,912
22,688	Quest Diagnostics, Inc.	4,243,337
14,102	UnitedHealth Group, Inc.	4,046,287
8,830	Universal Health Services, Inc., Class B	1,777,126
		55,207,707
	Hotels, Restaurants & Leisure — 2.2%
59,280	Airbnb, Inc., Class A (a)	7,669,054
2,339	Booking Holdings, Inc.	11,699,304
20,309	Darden Restaurants, Inc.	4,048,599
6,362	Domino’s Pizza, Inc.	2,610,519
38,229	DoorDash, Inc., Class A (a)	7,822,418
27,325	Hilton Worldwide Holdings, Inc.	8,156,786
43,324	Yum! Brands, Inc.	6,736,882
		48,743,562
	Household Durables — 0.4%
488	NVR, Inc. (a)	3,726,236
15,188	Toll Brothers, Inc.	2,194,514
4,776	TopBuild Corp. (a)	2,235,407
		8,156,157
	Household Products — 0.6%
135,433	Colgate-Palmolive Co.	12,228,246
	Independent Power and Renewable Electricity Producers — 0.1%
12,096	Vistra Corp.	1,915,402
	Insurance — 2.0%
24,686	Allstate (The) Corp.	4,912,267
52,587	American International Group, Inc.	3,937,714
19,980	Aon PLC, Class A	6,985,807
28,887	Chubb Ltd.	8,942,260
9,756	Everest Group Ltd.	3,231,968
5,594	Kinsale Capital Group, Inc.	2,214,553
69,965	MetLife, Inc.	5,518,839
36,762	Prudential Financial, Inc.	4,084,626
14,180	Willis Towers Watson PLC	4,501,725
		44,329,759
	Interactive Media & Services — 7.5%
299,601	Alphabet, Inc., Class A (b)	101,265,138

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Interactive Media & Services (Continued)
98,110	Match Group, Inc.	$3,056,126
84,268	Meta Platforms, Inc., Class A (b)	60,378,022
		164,699,286
	IT Services — 1.5%
62,942	Accenture PLC, Class A	16,594,029
16,814	EPAM Systems, Inc. (a)	3,507,400
17,060	Gartner, Inc. (a)	3,575,947
17,160	International Business Machines Corp.	5,262,972
20,465	VeriSign, Inc.	4,998,167
		33,938,515
	Leisure Products — 0.1%
35,413	Hasbro, Inc.	3,162,735
	Life Sciences Tools & Services — 0.8%
3,058	Mettler-Toledo International, Inc. (a)	4,199,368
22,959	Thermo Fisher Scientific, Inc.	13,284,307
		17,483,675
	Machinery — 1.8%
9,787	Caterpillar, Inc.	6,433,582
17,111	Cummins, Inc.	9,904,189
25,122	Deere & Co.	13,264,416
28,441	Pentair PLC	2,996,828
7,383	Snap-on, Inc.	2,702,990
22,425	Westinghouse Air Brake Technologies Corp.	5,160,890
		40,462,895
	Media — 0.2%
10,754	Charter Communications, Inc., Class A (a)	2,216,614
31,768	Fox Corp., Class A	2,312,075
8,067	Versant Media Group, Inc. (a)	262,823
		4,791,512
	Metals & Mining — 0.6%
78,710	Newmont Corp.	8,843,068
26,887	Southern Copper Corp.	5,117,134
		13,960,202
	Multi-Utilities — 0.2%
51,713	Consolidated Edison, Inc.	5,514,157
	Oil, Gas & Consumable Fuels — 2.0%
119,119	Cenovus Energy, Inc.	2,349,027
40,968	Cheniere Energy, Inc.	8,665,551
27,295	Chevron Corp.	4,828,486
4,018	Chord Energy Corp.	402,764
39,129	Expand Energy Corp.	4,398,491
91,354	Exxon Mobil Corp.	12,917,456
78,303	Kinder Morgan, Inc.	2,387,458
11,026	Marathon Petroleum Corp.	1,942,671
15,229	Phillips 66	2,186,275
15,791	Valero Energy Corp.	2,864,961
		42,943,140

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Passenger Airlines — 0.2%
92,297	Southwest Airlines Co.	$4,385,953
	Personal Care Products — 0.1%
24,332	Estee Lauder (The) Cos., Inc., Class A	2,804,993
	Pharmaceuticals — 3.6%
33,140	Eli Lilly & Co. (b)	34,371,151
59,943	Johnson & Johnson	13,622,047
133,734	Merck & Co., Inc.	14,746,848
362,663	Pfizer, Inc.	9,588,810
48,094	Zoetis, Inc.	6,003,093
		78,331,949
	Professional Services — 1.1%
34,699	Automatic Data Processing, Inc.	8,564,407
3,439	CACI International, Inc., Class A (a)	2,134,175
18,813	Leidos Holdings, Inc.	3,542,112
30,873	SS&C Technologies Holdings, Inc.	2,528,190
34,123	Verisk Analytics, Inc.	7,420,387
		24,189,271
	Real Estate Management & Development — 0.1%
6,514	Jones Lang LaSalle, Inc. (a)	2,331,426
	Semiconductors & Semiconductor Equipment — 12.0%
75,516	Advanced Micro Devices, Inc. (a)	17,876,903
25,072	Applied Materials, Inc.	8,081,207
144,871	Broadcom, Inc. (b)	47,995,762
149,408	Intel Corp. (a)	6,942,990
13,522	KLA Corp.	19,308,604
101,439	Lam Research Corp.	23,681,949
63,485	Micron Technology, Inc.	26,338,657
520,900	NVIDIA Corp. (b)	99,559,617
73,809	QUALCOMM, Inc.	11,188,706
8,428	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,785,960
		263,760,355
	Software — 9.7%
12,520	Adobe, Inc. (a)	3,671,490
10,678	AppLovin Corp., Class A (a)	5,051,869
13,651	Atlassian Corp., Class A (a)	1,613,275
24,330	Autodesk, Inc. (a)	6,152,327
26,860	Cadence Design Systems, Inc. (a)	7,960,230
6,888	Crowdstrike Holdings, Inc., Class A (a)	3,040,398
29,160	Datadog, Inc., Class A (a)	3,770,971
1,178	Fair Isaac Corp. (a)	1,723,614
25,424	Fortinet, Inc. (a)	2,065,954
6,674	InterDigital, Inc.	2,178,661
20,180	Intuit, Inc.	10,068,206
272,743	Microsoft Corp. (b)	117,358,585
89,443	Oracle Corp.	14,720,529
95,135	Palantir Technologies, Inc., Class A (a)	13,945,840
23,870	Roper Technologies, Inc.	8,861,260

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
28,456	Salesforce, Inc.	$6,040,924
36,985	ServiceNow, Inc. (a)	4,327,615
		212,551,748
	Specialized REITs — 0.3%
231,600	VICI Properties, Inc.	6,503,328
	Specialty Retail — 2.6%
1,585	AutoZone, Inc. (a)	5,871,300
28,109	Best Buy Co., Inc.	1,829,896
5,219	Group 1 Automotive, Inc.	1,848,883
47,208	Home Depot (The), Inc.	17,683,645
27,689	Lowe’s Cos., Inc.	7,394,624
6,009	Murphy USA, Inc.	2,538,863
46,611	O’Reilly Automotive, Inc. (a)	4,586,988
71,799	TJX (The) Cos., Inc.	10,756,208
3,846	Ulta Beauty, Inc. (a)	2,489,746
13,006	Williams-Sonoma, Inc.	2,661,678
		57,661,831
	Technology Hardware, Storage & Peripherals — 6.3%
515,118	Apple, Inc. (b)	133,662,818
22,123	NetApp, Inc.	2,131,551
12,873	Western Digital Corp.	3,221,211
		139,015,580
	Textiles, Apparel & Luxury Goods — 0.3%
22,854	Deckers Outdoor Corp. (a)	2,727,396
11,502	Lululemon Athletica, Inc. (a)	2,007,099
23,044	Tapestry, Inc.	2,924,514
		7,659,009
	Tobacco — 0.7%
214,069	Altria Group, Inc.	13,270,137
13,573	Philip Morris International, Inc.	2,435,539
		15,705,676
	Trading Companies & Distributors — 0.5%
70,281	Fastenal Co.	3,047,384
7,236	W.W. Grainger, Inc.	7,814,446
		10,861,830
	Water Utilities — 0.1%
16,000	American Water Works Co., Inc.	2,066,080
	Wireless Telecommunication Services — 0.4%
48,915	T-Mobile US, Inc.	9,646,527
	Total Common Stocks	2,140,283,761
	(Cost $1,998,386,983)
MONEY MARKET FUNDS — 1.3%
29,360,065	Dreyfus Government Cash Management Fund, Institutional Shares - 3.58% (c)	29,360,065
	(Cost $29,360,065)
	Total Investments — 98.6%	2,169,643,826
	(Cost $2,027,747,048)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT — (22.0)%
Aerospace & Defense — (2.6)%
(676,718)	Archer Aviation, Inc., Class A (a)	$(4,865,603)
(13,097)	Axon Enterprise, Inc. (a)	(6,333,447)
(52,425)	Boeing (The) Co. (a)	(12,252,771)
(15,435)	General Dynamics Corp.	(5,419,074)
(36,735)	General Electric Co.	(11,269,931)
(5,251)	HEICO Corp.	(1,737,608)
(13,849)	Loar Holdings, Inc. (a)	(949,764)
(63,443)	RTX Corp.	(12,747,602)
(27,620)	StandardAero, Inc. (a)	(853,182)
(3,655)	VSE Corp.	(798,873)
(57,227,855)
Automobile Components — (0.1)%
(147,168)	QuantumScape Corp. (a)	(1,302,437)
Automobiles — (0.3)%
(60,740)	General Motors Co.	(5,102,160)
(105,748)	NIO, Inc., ADR (a)	(497,016)
(5,599,176)
Banks — (0.3)%
(9,773)	Citizens Financial Group, Inc.	(615,504)
(67,064)	Flagstar Bank N.A.	(886,586)
(19,558)	PNC Financial Services Group (The), Inc.	(4,367,301)
(5,869,391)
Beverages — (0.6)%
(151,550)	Coca-Cola (The) Co.	(11,337,456)
(39,003)	Molson Coors Beverage Co., Class B	(1,873,704)
(13,211,160)
Building Products — (0.0)%
(4,781)	Builders FirstSource, Inc. (a)	(546,946)
Capital Markets — (1.0)%
(9,380)	Ares Management Corp., Class A	(1,403,905)
(46,159)	Bank of New York Mellon (The) Corp.	(5,535,387)
(48,018)	Blackstone, Inc.	(6,838,723)
(60,183)	KKR & Co., Inc.	(6,876,510)
(9,828)	StepStone Group, Inc., Class A	(694,741)
(21,349,266)
Chemicals — (1.0)%
(17,101)	Air Products and Chemicals, Inc.	(4,660,022)
(51,757)	Chemours (The) Co.	(775,837)
(195,838)	Dow, Inc.	(5,395,337)
(96,836)	DuPont de Nemours, Inc.	(4,253,037)
(97,571)	FMC Corp.	(1,541,622)
(31,434)	International Flavors & Fragrances, Inc.	(2,194,408)
(74,700)	LyondellBasell Industries N.V., Class A	(3,660,300)
(22,480,563)
Communications Equipment — (0.9)%
(30,097)	Ciena Corp. (a)	(7,578,726)
(29,525)	Lumentum Holdings, Inc. (a)	(11,569,076)
(19,147,802)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Construction & Engineering — (0.1)%
(16,819)	AECOM	$(1,621,856)
Construction Materials — (0.3)%
(5,558)	Martin Marietta Materials, Inc.	(3,623,538)
(13,334)	Vulcan Materials Co.	(4,007,400)
(7,630,938)
Consumer Staples Distribution & Retail — (0.0)%
(48,115)	Grocery Outlet Holding Corp. (a)	(458,536)
Containers & Packaging — (0.3)%
(40,941)	Ball Corp.	(2,328,315)
(78,429)	International Paper Co.	(3,162,257)
(5,490,572)
Diversified Consumer Services — (0.1)%
(15,017)	Service Corp. International	(1,207,817)
Diversified Telecommunication Services — (0.2)%
(39,975)	Cogent Communications Holdings, Inc.	(971,392)
(13,580)	Globalstar, Inc. (a)	(836,800)
(205,610)	Lumen Technologies, Inc. (a)	(1,813,480)
(3,621,672)
Electric Utilities — (0.9)%
(7,993)	Alliant Energy Corp.	(526,818)
(11,810)	American Electric Power Co., Inc.	(1,414,543)
(18,777)	Evergy, Inc.	(1,440,759)
(5,819)	IDACORP, Inc.	(772,705)
(126,253)	NextEra Energy, Inc.	(11,097,639)
(70,298)	Xcel Energy, Inc.	(5,346,866)
(20,599,330)
Electrical Equipment — (0.6)%
(31,003)	American Superconductor Corp. (a)	(927,610)
(31,783)	Eaton Corp. PLC	(11,169,182)
(19,458)	Sensata Technologies Holding PLC	(673,052)
(12,769,844)
Electronic Equipment, Instruments & Components — (0.2)%
(7,770)	Coherent Corp. (a)	(1,648,638)
(16,940)	Flex Ltd. (a)	(1,067,898)
(8,333)	Novanta, Inc. (a)	(1,121,122)
(15,576)	Ralliant Corp.	(825,061)
(3,497)	TD SYNNEX Corp.	(554,869)
(5,217,588)
Energy Equipment & Services — (0.0)%
(20,055)	Halliburton Co.	(672,244)
Entertainment — (0.8)%
(112,455)	ROBLOX Corp., Class A (a)	(7,395,041)
(8,792)	Roku, Inc. (a)	(836,998)
(23,702)	Take-Two Interactive Software, Inc. (a)	(5,221,551)
(17,785)	TKO Group Holdings, Inc.	(3,602,885)
(17,056,475)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Financial Services — (0.5)%
(61,069)	Fidelity National Information Services, Inc.	$(3,374,062)
(32,423)	Global Payments, Inc.	(2,326,026)
(5,083)	PennyMac Financial Services, Inc.	(507,894)
(68,686)	Remitly Global, Inc. (a)	(908,029)
(136,274)	Toast, Inc., Class A (a)	(4,239,484)
(11,355,495)
Food Products — (0.7)%
(56,169)	Archer-Daniels-Midland Co.	(3,780,735)
(14,471)	Darling Ingredients, Inc. (a)	(660,746)
(73,585)	Hormel Foods Corp.	(1,810,927)
(249,639)	Kraft Heinz (The) Co.	(5,926,430)
(39,717)	Tyson Foods, Inc., Class A	(2,594,712)
(14,773,550)
Gas Utilities — (0.1)%
(12,798)	Atmos Energy Corp.	(2,128,820)
(32,081)	MDU Resources Group, Inc.	(657,981)
(2,786,801)
Ground Transportation — (0.3)%
(783,452)	Grab Holdings Ltd., Class A (a)	(3,368,844)
(123,611)	Lyft, Inc., Class A (a)	(2,085,318)
(3,112)	Ryder System, Inc.	(595,263)
(6,049,425)
Health Care Equipment & Supplies — (0.8)%
(122,640)	Baxter International, Inc.	(2,461,385)
(38,136)	Cooper (The) Cos., Inc. (a)	(3,103,508)
(18,807)	Intuitive Surgical, Inc. (a)	(9,482,866)
(5,890)	Penumbra, Inc. (a)	(2,109,621)
(6,195)	Solventum Corp. (a)	(476,829)
(9,525)	Teleflex, Inc.	(994,124)
(18,628,333)
Health Care Providers & Services — (0.2)%
(14,134)	Elevance Health, Inc.	(4,886,689)
Health Care Technology — (0.0)%
(71,321)	Teladoc Health, Inc. (a)	(388,699)
Hotels, Restaurants & Leisure — (0.9)%
(35,122)	Aramark	(1,351,846)
(43,826)	Flutter Entertainment PLC (a)	(7,237,864)
(92,553)	Six Flags Entertainment Corp. (a)	(1,666,879)
(101,300)	Starbucks Corp.	(9,314,535)
(105,500)	Sweetgreen, Inc., Class A (a)	(647,770)
(20,218,894)
Independent Power and Renewable Electricity Producers — (0.0)%
(4,826)	Ormat Technologies, Inc.	(602,960)
Insurance — (0.5)%
(26,857)	Arthur J. Gallagher & Co.	(6,697,330)
(46,132)	Brown & Brown, Inc.	(3,326,117)
(10,023,447)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
IT Services — (0.2)%
(18,096)	Applied Digital Corp. (a)	$(613,092)
(15,254)	Cloudflare, Inc., Class A (a)	(2,705,297)
(1,312)	MongoDB, Inc. (a)	(487,185)
(6,855)	Shopify, Inc., Class A (a)	(899,582)
(4,705,156)
Life Sciences Tools & Services — (1.0)%
(184,871)	Avantor, Inc. (a)	(2,018,791)
(3,204)	Bio-Rad Laboratories, Inc., Class A (a)	(941,015)
(30,780)	Bio-Techne Corp.	(1,972,690)
(39,485)	Bruker Corp.	(1,748,791)
(13,984)	Charles River Laboratories International, Inc. (a)	(2,943,352)
(4,159)	Illumina, Inc. (a)	(602,265)
(19,354)	IQVIA Holdings, Inc. (a)	(4,454,323)
(11,653)	Repligen Corp. (a)	(1,740,609)
(16,213)	Revvity, Inc.	(1,763,974)
(6,098)	Waters Corp. (a)	(2,260,651)
(5,737)	West Pharmaceutical Services, Inc.	(1,325,935)
(21,772,396)
Machinery — (0.5)%
(11,171)	AGCO Corp.	(1,266,903)
(126,060)	CNH Industrial N.V.	(1,356,405)
(7,446)	Esab Corp.	(901,711)
(9,480)	IDEX Corp.	(1,882,254)
(39,282)	PACCAR, Inc.	(4,828,151)
(8,658)	Stanley Black & Decker, Inc.	(681,038)
(10,916,462)
Media — (0.1)%
(5,189)	Nexstar Media Group, Inc.	(1,102,040)
Metals & Mining — (0.0)%
(3,184)	Steel Dynamics, Inc.	(571,751)
Multi-Utilities — (0.4)%
(7,358)	CMS Energy Corp.	(526,023)
(31,617)	Dominion Energy, Inc.	(1,902,395)
(4,061)	DTE Energy Co.	(545,717)
(53,880)	Sempra	(4,688,099)
(17,994)	WEC Energy Group, Inc.	(1,991,396)
(9,653,630)
Oil, Gas & Consumable Fuels — (0.4)%
(24,310)	Delek U.S. Holdings, Inc.	(717,388)
(48,651)	Occidental Petroleum Corp.	(2,208,269)
(43,304)	PBF Energy, Inc., Class A	(1,448,952)
(55,049)	Williams (The) Cos., Inc.	(3,702,596)
(8,077,205)
Passenger Airlines — (0.1)%
(282,914)	Joby Aviation, Inc. (a)	(2,990,401)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
Professional Services — (0.2)%
(19,926)	Equifax, Inc.	$(4,013,096)
(14,396)	Parsons Corp. (a)	(1,008,584)
(5,021,680)
Real Estate Management & Development — (0.1)%
(21,083)	Zillow Group, Inc., Class C (a)	(1,328,862)
Semiconductors & Semiconductor Equipment — (1.7)%
(39,434)	Analog Devices, Inc.	(12,259,242)
(3,901)	ARM Holdings PLC, ADR (a)	(411,009)
(44,067)	GLOBALFOUNDRIES, Inc. (a)	(1,859,627)
(31,567)	Lattice Semiconductor Corp. (a)	(2,541,775)
(51,249)	Marvell Technology, Inc.	(4,044,571)
(31,031)	NXP Semiconductors N.V.	(7,017,350)
(121,449)	ON Semiconductor Corp. (a)	(7,273,581)
(89,995)	Rigetti Computing, Inc. (a)	(1,635,209)
(10,907)	Universal Display Corp.	(1,252,342)
(38,294,706)
Software — (1.9)%
(38,629)	Bentley Systems, Inc., Class B	(1,356,651)
(11,994)	Guidewire Software, Inc. (a)	(1,688,275)
(16,043)	HubSpot, Inc. (a)	(4,492,040)
(3,591)	Monday.com Ltd. (a)	(412,067)
(34,328)	nCino, Inc. (a)	(732,903)
(56,006)	Palo Alto Networks, Inc. (a)	(9,911,382)
(20,002)	Procore Technologies, Inc. (a)	(1,129,913)
(21,112)	Samsara, Inc., Class A (a)	(592,192)
(23,845)	Synopsys, Inc. (a)	(11,090,667)
(6,970)	Trimble, Inc. (a)	(471,172)
(45,077)	Varonis Systems, Inc. (a)	(1,345,098)
(29,909)	Vertex, Inc., Class A (a)	(554,812)
(49,264)	Workday, Inc., Class A (a)	(8,652,236)
(42,429,408)
Specialty Retail — (0.2)%
(6,605)	AutoNation, Inc. (a)	(1,353,893)
(46,105)	RealReal (The), Inc. (a)	(676,360)
(25,733)	Wayfair, Inc., Class A (a)	(2,663,108)
(4,693,361)
Technology Hardware, Storage & Peripherals — (0.3)%
(232,210)	Hewlett Packard Enterprise Co.	(4,997,159)
(11,306)	IonQ, Inc. (a)	(452,014)
(5,449,173)
Textiles, Apparel & Luxury Goods — (0.5)%
(165,292)	NIKE, Inc., Class B	(10,216,699)
Trading Companies & Distributors — (0.0)%
(5,207)	SiteOne Landscape Supply, Inc. (a)	(747,413)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Wireless Telecommunication Services — (0.1)%
(13,777)	Telephone and Data Systems, Inc.	$(621,756)
(144,565)	Vodafone Group PLC, ADR	(2,117,877)
		(2,739,633)
	Total Investments Sold Short — (22.0)%	(483,505,737)
	(Proceeds $494,069,178)
	Net Other Assets and Liabilities — 23.4%	514,748,563
	Net Assets — 100.0%	$2,200,886,652
Futures Contracts at January 31, 2026:

Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Nasdaq 100 E-mini Futures	169	Mar-2026	$(86,764,600)	$790,857
S&P 500 E-mini Futures	266	Mar-2026	(92,644,475)	(1,019,413)
		Total	$(179,409,075)	$(228,556)

(a)	Non-income producing security.
(b)	This security or a portion of this security is segregated as collateral for investments sold short. At January 31, 2026, the segregated value of these securities amounts to $487,465,650.
(c)	Rate shown reflects yield as of January 31, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows:

ASSETS TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,140,283,761	$2,140,283,761	$—	$—
Money Market Funds	29,360,065	29,360,065	—	—
Total Investments	2,169,643,826	2,169,643,826	—	—
Futures Contracts	790,857	790,857	—	—
Total	$2,170,434,683	$2,170,434,683	$—	$—

LIABILITIES TABLE
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$(483,505,737)	$(483,505,737)	$—	$—
Futures Contracts	(1,019,413)	(1,019,413)	—	—
Total	$(484,525,150)	$(484,525,150)	$—	$—

*	See Portfolio of Investments for industry breakout.